Segment Information - Revenue Classified by Significant Products and Services (Detail) - USD ($) $ in Thousands		3 Months Ended									9 Months Ended		12 Months Ended
		Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Revenues		$ 316,468	$ 264,498	$ 258,654	$ 256,161	$ 230,278	$ 201,176	$ 185,455	$ 168,535	$ 196,171	$ 906,318	$ 745,093	$ 1,009,591	$ 751,337	$ 1,076,680
Artificial Lift Technologies [Member]
Revenue
Revenues													601,412	499,033	693,311
Automation Technologies [Member]
Revenue
Revenues													82,093	65,351	93,639
Other Production Equipment [Member]
Revenue
Revenues													103,564	75,182	126,870
Drilling Technologies [Member]
Revenue
Revenues		$ 75,254		$ 59,200							$ 209,727	$ 166,664	227,653	113,320	164,297
Inter Company Eliminations [Member]
Revenue
Revenues	[1]												$ (5,131)	$ (1,549)	$ (1,437)

[1]	Intercompany eliminations for the years ended December 31, 2017, 2016 and 2015 relate principally between the product groups automation technologies and artificial lift technologies.